Note 20 - Lease Liabilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of leases liabilities [text block]
20.
LEASE LIABILITIES

The Company has finance leases, operating leases and equipment financing liabilities for various mine and plant equipment, office space and land. Finance leases and equipment financing obligations require underlying assets to be pledged as security against the obligations and all of the risks and rewards incidental to ownership of the underlying asset being transferred to the Company. For operating leases, the Company controls but does not
have ownership of the underlying right-of-use assets.

Lease liabilities are initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method.

Certain lease agreements
may
contain lease and non-lease components, which are generally accounted for separately. For certain equipment leases, such as vehicles, the Company has elected to account for the lease and non-lease components as a single lease component.

The movement in lease liabilities during the year ended
December 31, 2020
and year ended
December 31, 2019
are comprised of the following:

	Finance Leases (a)	Operating Leases (b)	Equipment Financing (c)	Total
Balance at December 31, 2018	$409	$—	$5,438	$5,847
Initial adoption of IFRS 16	—	3,682	—	3,682
Additions	—	14,706	—	14,706
Remeasurements	—	1,918	—	1,918
Finance costs	18	789	335	1,142
Repayments of principal	(359)	(2,395)	(2,459)	(5,213)
Payments of finance costs	(18)	—	(379)	(397)
Foreign exchange loss	—	251	—	251
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Additions	—	2,494	—	2,494
Remeasurements	—	2,779	—	2,779
Finance costs	—	1,396	83	1,479
Repayments of principal	(50)	(5,353)	(2,303)	(7,706)
Payments of finance costs	—	—	(126)	(126)
Foreign exchange gain	—	(281)	—	(281)
At December 31, 2020	$—	$19,986	$589	$20,575
Statements of Financial Position Presentation
Current portion of lease liabilities	$50	$4,518	$2,352	$6,920
Non-current portion of lease liabilities	—	14,433	583	15,016
Balance at December 31, 2019	$50	$18,951	$2,935	$21,936
Current portion of lease liabilities	$—	$4,820	$538	$5,358
Non-current portion of lease liabilities	—	15,166	51	15,217
At December 31, 2020	$—	$19,986	$589	$20,575

(a)	Finance Leases

From time to time, the Company
may
purchase equipment under finance leases with terms ranging from
24
to
48
months. As at
December
31,
2020,
the Company has fully repaid all of its finance leases and all pledges on related property, plant and equipment have been released.

(b)	Operating Leases

Operating leases primarily relate to equipment and building rental contracts, land easement contracts and service contracts that contain embedded leases for property, plant and equipment. These operating leases have remaining lease terms of one
to
ten
years, some of which include options to terminate the leases within a year, with incremental borrowing rates ranging from
5.8%
to
12.4%.

During the year ended
December 31, 2020
and
2019,
the amounts of lease payments recognized in the profit and loss are summarized as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Expenses relating to variable lease payments not included in the measurement of lease liability	$25,560	$14,241
Expenses relating to short-term leases	19,607	42,994
Expenses relating to low value leases	81	—
	$45,248	$57,235

(c)	Equipment Financing

During
2017,
the Company entered into a
$7.9
million credit facility with repayment terms ranging from
12
to
16
equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus
4.60%.
Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four
quarters adjusted EBITDA. As at
December
31,
2020
and year ended
December
31,
2019,
the Company was in compliance with these covenants.

As at
December
31,
2020,
the net book value of property, plant and equipment includes
$1.9
million (
2019
-
$3.3
 million) of equipment pledged as security for the equipment financing.